9. Income Taxes (Details Narrative March 2016) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0	$ 0
Deferred tax assets, valuation allowance	16,500,000		15,324,438	13,773,409
Net deferred tax liability	2,918,518		2,918,518	3,080,096
Unrecognized tax positions	$ 0		$ 0	$ 0	$ 185,961